Summary of Material Accounting Policies - Consolidated Statements of Comprehensive Income (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income [Line Items]
Foreign currency translation differences of subsidiaries	₱ (135)	₱ (93)	₱ (154)
Net transactions on cash flow hedges:	167	239	200
Net fair value losses on cash flow hedges	223	319	267
Income tax related to fair value adjustments charged directly to equity	(56)	(80)	(67)
Net other comprehensive loss to be reclassified to profit or loss in subsequent years	32	146	46
Total other comprehensive income (loss) - net of tax	₱ 3,492	(128)	(5,420)
As Reported [Member]
Consolidated Statements of Comprehensive Income [Line Items]
Foreign currency translation differences of subsidiaries		81	(23)
Net transactions on cash flow hedges:		(1,547)	(1,256)
Net fair value losses on cash flow hedges		(2,063)	(1,674)
Income tax related to fair value adjustments charged directly to equity		516	418
Net other comprehensive loss to be reclassified to profit or loss in subsequent years		(1,466)	(1,279)
Total other comprehensive income (loss) - net of tax		(1,740)	(6,745)
Adjustment [Member]
Consolidated Statements of Comprehensive Income [Line Items]
Foreign currency translation differences of subsidiaries		(174)	(131)
Net transactions on cash flow hedges:		1,786	1,456
Net fair value losses on cash flow hedges		2,382	1,941
Income tax related to fair value adjustments charged directly to equity		(596)	(485)
Net other comprehensive loss to be reclassified to profit or loss in subsequent years		1,612	1,325
Total other comprehensive income (loss) - net of tax		₱ 1,612	₱ 1,325